ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

GreenTree Hospitality Group Ltd. (the “Company”) was incorporated in the Cayman Islands on October 18, 2017. Alex S. Xu is the founder, Chief Executive Officer (“CEO”) and controlling shareholder of the Company. The Company and its subsidiaries are hereinafter referred to as the “Group.”

On March 27, 2018, the Company completed an initial public offering (“IPO”) on the New York Stock Exchange and offered 10,200,000 ADSs representing 10,200,000 Class A ordinary shares at USD14.00 per ADS.

On January 25, 2019 and June 27, 2019, the Company issued an aggregate of 626,746 Class A ordinary shares as a portion of the purchase consideration for the acquisition of 60% equity interest mainly in Argyle Hotel Management (Beijing) Co., Ltd (“Argyle Beijing”, ”Argyle Hotel Group”).

On January 15, 2020, the Company issued 870,908 Class A ordinary shares as a portion of the purchase consideration for the acquisition of 70% equity interest in Shandong Xinghui Urban Hotel Management Group Co., Ltd (“Urban”).

On December 20, 2021, the Company announced that its board of directors approved the payment of a cash dividend of USD0.55 per ordinary share and the total amount of cash distributed for the dividend was USD56,667,425, among which USD50,243,715 (equivalent to RMB320,253,160) was paid in 2021 and the rest USD6,423,710 (equivalent to RMB40,999,458) was paid in January 2022.

In October and December 2023, the Company repurchased 554,158 and 81,276 Class A ordinary shares respectively and the total amount of cash paid to repurchase these shares are RMB19,706,775 (USD2,775,641).

In June 2022, the Group deconsolidated Argyle Beijing and its subsidiaries due to loss of effective control. In November 2022, the Group deconsolidated Urban and its subsidiaries (Note 4).

In March 2023, the Group completed the acquisition of Da Niang Dumpling Catering Group Co., Ltd. (“Da Niang”) and Huge Cyber Ltd (“Bellagio”) and their subsidiaries, two restaurant chain businesses in China (collectively, the “Restaurant Business”) from GTI. As the Group and the Restaurant Business are under the common control of GTI before and after the acquisition, the acquisition was accounted for as a common control transaction in a manner similar to the pooling-of-interests method (Note 3). Therefore, the Group is required to recast its prior period financial statements to include the Restaurant Business for all periods presented as if the combination had been in effect since the inception of common control, which was prior to the beginning of the earliest presented period.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

The principal business activities of the Group are to develop leased-and-operated and franchised-and-managed economy hotels and restaurants under the “GreenTree”, “Da Niang” and “Lu Gang” (or “Bellagio”) brands in the PRC. The Group’s major direct and indirect invested subsidiaries consist of the following as of December 31, 2023:

		Date of
		Incorporation,
	Percentage of	Merger or	Place of	Major
Major subsidiaries	Ownership	Acquisition	Incorporation	Operation
GreenTree Inns Hotel (Shanghai) Management, Inc.	100%	November 30, 2004	PRC	Hotel management
GreenTree Inns Hotel (China) Management, Inc.	100%	June 30, 2005	PRC	Hotel management
GreenTree Inns Jiangpu Hotel (Shanghai) Company Limited.	100%	August 9, 2005	PRC	Hotel management
Hexie (Changzhou) Hotel Management Co., Ltd.	100%	September 14, 2006	PRC	Hotel management
GreenTree Inns Hotel (Jiangsu) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Changning) Management, Inc.	100%	January 30, 2007	PRC	Hotel management
GreenTree Inns Hotel (Tianjin) Co., Ltd.	100%	August 2, 2007	PRC	Hotel management
GreenTree Inns Hotel (Zhejiang) Management, Inc.	100%	August 13, 2007	PRC	Hotel management
GreenTree Inns Hotel (Beijing) Management, Inc.	100%	March 17, 2008	PRC	Hotel management
Shiruide Hotel Management (Shanghai) Co., Ltd.	100%	February 16, 2009	PRC	Hotel management
Jinan Dongrunbao Inns Management Co., Ltd.	100%	April 22, 2009	PRC	Hotel management
GreenTree Suites Management Corp (“GreenTree Suites”)	100%	June 30, 2009	Cayman Islands	Investment holding
Pacific Hotel Investment, Inc.(“PHI”)	100%	June 30, 2009	Samoa	Investment holding
GreenTree Inns Hotel Management Group, Inc. (“GreenTree Samoa”)	100%	October 28, 2010	Samoa	Investment holding
GreenTree Hotels (Hong Kong), Limited.	100%	February 17, 2011	Hong Kong	Investment holding
Shanghai Evergreen Technology Co., Ltd. (“Shanghai Evergreen”)	100%	October 20, 2011	PRC	Information technology services
Shanghai Beifu Industrial Co., Ltd.	100%	February 25, 2014	PRC	Hotel management
Shenzhen Gegao Investment Management Co., Ltd.	100%	May 7, 2015	PRC	Investment holding
Yancheng Ruixin Hotel Management Co., Ltd.	70%	June 5, 2015	PRC	Hotel management
Shanghai Jingjia Hotel Co., Ltd.	100%	February 15, 2017	PRC	Hotel management
Shanghai Wumian Hotel Management Co., Ltd.	66.7%	January 16, 2018	PRC	Hotel management
Yancheng Zexin Hotel Management Co., Ltd.	51%	July 1, 2018	PRC	Hotel management
Foshan Baiqinghui Hotel Management Co., Ltd.	70%	August 31, 2018	PRC	Hotel management
GreenTree Hotel (Xuzhou) Co., Ltd.	100%	February 5, 2018	PRC	Hotel property
Banyan Hotel (Xuzhou) Co., Ltd.	100%	May 3, 2018	PRC	Hotel property
Suzhou Ganglongkaiyuan Hotel Management Co., Ltd.	100%	May 31, 2019	PRC	Hotel property
Shanghai Sipei Technology Co., Ltd. (“Shanghai Sipei”)	100%	October 20, 2011	PRC	Information technology services
Da Niang Dumpling Catering Group Co., Ltd.	100%	April 30, 2017	PRC	Restaurant management
Jiangsu Daniang Trading Co., Ltd	100%	April 30, 2017	PRC	Wholesaling
Jiangsu Daniang Food Co., Ltd	100%	April 30, 2017	PRC	Food manufacturing
Huge Cyber Ltd	83.9%	August 21, 2020	Hong Kong	Restaurant management
Bellagio (Shanghai) Catering Management Co., Ltd	83.9%	August 21, 2020	PRC	Restaurant management
Bellagio (Beijing) Catering Management Co., Ltd	83.9%	August 21, 2020	PRC	Restaurant management

Leased-and-operated hotels

The Group owns hotel properties or leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the “GreenTree” brand, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease, most initial terms of which ranges from 5 to 20 years.

Leased-and-operated restaurants

The Group leases properties from property owners and is responsible for restaurant operations and management. The Group offers uniform products in the restaurants in order to conform to the standards of the brands of Da Niang and Bellagio.

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

Franchised-and-managed hotels

The Group enters into franchise arrangements with property owners or franchisees who lease hotel properties from property owners for which the Group is not responsible for employee recruiting and compensation, except for the general manager of most franchised-and-managed hotels. Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and recurring franchise management fees equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development and customization and the costs of its operations. The term of the franchise agreement is usually 5 to 20 years and is renewable only upon a mutual agreement between the Group and the franchisee.

Franchised-and-managed restaurants

Under a typical franchise agreement, the franchisee is required to pay an initial franchise fee and recurring franchise management fees equal to a certain percentage of the revenues of the restaurant. The franchisee is responsible for the costs of restaurant decoration and improvement, as well as the costs of its operations.

Wholesales

Revenues from wholesales are primarily derived from agreements signed with supermarkets, distributors and restaurant franchisees for sales of prepared meals and frozen foods manufactured by the Group.